SUBSEQUENT EVENTS	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2023
SUBSEQUENT EVENTS

NOTE 16. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements, other than as described below.

On April 4, 2024, 32,188 shares of Common Stock were issued to Calabrese Consulting LLC (“Calabrese”), pursuant to a Satisfaction and Discharge Agreement between Calabrese and the Company (the “Calabrese Agreement”), in lieu of payment for accounting services in the amount of $64,236, at a price per share of $2.00.

On April 8, 2024, the Company issued an aggregate of 145,210 shares of Common Stock to the Wilson-Davis Sellers to settle the first quarterly interest payments on the Seller Notes.

On May 14, 2024, the Company filed a registration statement on Form S-1 to register the resale of up to 37,885,852 shares of Common Stock by the selling stockholders named in the registration statement. The Company will not receive any of the proceeds from these sales.

NOTE 11. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On February 9, 2024 (the “Closing Date”), the registrant consummated the previously announced transactions pursuant to that certain Business Combination Agreement, dated November 16, 2022 (as amended, the “Business Combination Agreement”), by and among the registrant, the Company, Calculator Merger Sub 1, Inc., a Delaware corporation and a wholly-owned subsidiary of the registrant (“Merger Sub 1”), Calculator Merger Sub 2, Inc., a Delaware corporation and a wholly-owned subsidiary of the registrant (“Merger Sub 2”), AtlasClear, Inc., a Wyoming corporation (“AtlasClear”), Atlas FinTech Holdings Corp., a Delaware corporation (“Atlas FinTech”) and Robert McBey. The transactions contemplated by the Business Combination Agreement are hereinafter referred to as the “Business Combination.” In connection with the consummation of the Business Combination (the “Closing”), the registrant changed its name from “Calculator New Pubco, Inc.” to “AtlasClear Holdings, Inc.” (hereinafter referred to as “AtlasClear Holdings”).

Pursuant to the Business Combination Agreement, among other things, (i) Merger Sub 1 merged with and into the Company, with the Company continuing as the surviving corporation and a wholly-owned subsidiary of AtlasClear Holdings and (ii) Merger Sub 2 merged with and into AtlasClear, with AtlasClear continuing as the surviving corporation and a wholly-owned subsidiary of AtlasClear Holdings. Prior to the Closing, pursuant to the (i) Contribution Agreement (as defined in the Business Combination Agreement), AtlasClear received certain assets from Atlas FinTech and Atlas Financial Technologies Corp., a Delaware corporation, and (ii) Broker-Dealer Acquisition Agreement (as defined in the Business Combination Agreement), completed the acquisition of broker-dealer, Wilson-Davis & Co., Inc. (“Wilson-Davis”). In addition, at Closing, the Bank Acquisition Agreement (as defined in the Business Combination Agreement), pursuant to which AtlasClear has agreed to acquire Commercial Bancorp, a Wyoming corporation and parent of Farmers State Bank (“Commercial Bancorp”), continued to be in full force and effect. Pursuant to the transactions contemplated by a letter of intent, AtlasClear expects to acquire certain technology assets of Pacsquare Technologies, LLC (“Pacsquare”) after the Closing.

In connection with the Closing, and pursuant to the terms of the Business Combination Agreement, AtlasClear Stockholders received merger consideration (the “Merger Consideration Shares”) consisting of 4,440,000 shares of common stock of the Company, par value $0.0001 per share (the “Common Stock”). In addition, the AtlasClear Holdings Stockholders will receive up to 5,944,444 shares of Common Stock (the “Earn Out Shares”) upon certain milestones (based on the achievement of certain price targets of Common Stock following the Closing). In the event such milestones are not met within the first 18 months following the Closing, the Earn Out Shares will not be issued. Atlas FinTech will also receive up to $20 million of shares of Common Stock (“Software Products Earn Out Shares”), which will be issued to Atlas FinTech upon certain milestones based on the achievement of certain revenue targets of software products contributed to AtlasClear by Atlas FinTech and Atlas Financial Technologies Corp. following the Closing. The revenue targets will be measured yearly for five years following Closing, with no catch-up between the years.

In connection with the Closing, each share of the Company’s Common Stock (“Quantum Common Stock” or “Public Shares”) that was outstanding and had not been redeemed was converted into one share of Common Stock. Each outstanding public warrant to purchase Quantum Common Stock became a warrant to purchase one-half of a share of Common Stock. Each outstanding warrant to purchase Quantum Common Stock initially issued in a private placement in connection with Quantum’s initial public offering became a warrant to purchase one share of Common Stock.

In connection with the stockholder vote to approve the Business Combination Agreement and the Business Combination, holders of an aggregate of 4,940,885 shares of Quantum Common Stock properly exercised their right to have their shares redeemed for a full pro rata portion of the Trust Account holding the proceeds from the IPO, which was approximately $10.92 per share, or $53,947,064.28 in the aggregate. The remaining balance of the Trust Account immediately prior to the Closing of approximately $1.2 million was used to partially fund the Business Combination. As a result of such redemptions, a total of 109,499 Public Shares remained outstanding at the Closing. After giving effect to the Business Combination, the redemption of the Public Shares described above, the separation of the former Company Units and the issuance of Merger Consideration Shares and the issuance of shares of Common Stock pursuant to Expense Settlements (described below), as of the Closing Date, there were 11,781,759 shares of Common Stock issued and outstanding.

In connection with the Closing, the Company instructed Continental Stock Transfer & Trust Company (“CST”), as escrow agent under the Stock Escrow Agreement, dated as of February 4, 2021 (the “Stock Escrow Agreement”), between the Company and CST, to release from escrow 4,000,000 of the Founder Shares that were held in escrow pursuant to the terms of the Stock Escrow Agreement (consisting of 949,084 shares owned by Chardan Quantum, LLC and 3,050,916 shares owned by the Sponsor; as contemplated by the previously-disclosed amendment to the Stock Escrow Agreement entered into on October 31, 2023.

The Common Stock commenced trading on the NYSE American LLC (“NYSE”) under the symbol “ATCH” on February 12, 2024. AtlasClear Holdings’ warrants commenced trading on the over-the-counter market (the “OTC”) under the symbol “ATCH WS” on February 12, 2024.

Amendments to Broker-Dealer Acquisition Agreement

Prior to the Closing, AtlasClear and the Company entered into two amendments to the Broker-Dealer Acquisition Agreement with Wilson-Davis and the then-owners of Wilson-Davis (the “Wilson-Davis Sellers”), Amendment No. 8 dated January 9, 2024 (“Amendment No. 8”) and Amendment No. 9 dated February 7, 2024 (“Amendment No. 9” and, together with Amendment No. 8, the “Amendments”). Among other things, the Amendments reduced the total purchase price payable under the Broker- Dealer Acquisition Agreement by $5 million and reduced the cash payable at the Wilson-Davis Closing as part of the purchase price to $8 million, with the balance of the purchase price paid in the form of convertible promissory notes issued by AtlasClear to the Wilson-Davis Sellers, as follows: (i) $5,000,000 in aggregate principal amount of notes due 90 days after the Closing Date (the “Short-Term Notes”) and (ii) $7,971,000 in aggregate principal amount of notes due 24 months after the Closing Date (the “Long-Term Notes” and, together with the Short-Term Notes, the “Seller Notes”). The Short-Term Notes accrue interest at a rate of 9% per annum, payable quarterly in arrears, in shares of Common Stock at a rate equal to 90% of the trailing seven-trading day VWAP prior to payment (or, at the Company’s option, cash), and are convertible at the option of the holder at any time during the continuance of an event of default, at a rate equal to 90% of the trailing seven-trading day VWAP prior to conversion. The Long-Term Notes accrue interest at a rate of 13% per annum, payable quarterly in arrears, in shares of Common Stock at a rate equal to 90% of the trailing seven-trading day VWAP prior to payment (or, at the Company’s option, in cash), and are convertible at the option of the holder at any time commencing six months after the Closing Date, at a rate equal to 90% of the trailing seven-trading day VWAP prior to conversion (or 85% if an event of default occurs and is continuing).

Pursuant to the terms of the Amendments, at the closing of the transactions contemplated by the Broker-Dealer Acquisition Agreement (the “Wilson-Davis Closing”) the Company entered into a parent guaranty and registration rights agreement with the Wilson-Davis Sellers (the “Wilson-Davis Guaranty and RRA”), pursuant to which the Company guaranteed the obligations of

AtlasClear under the Notes. The Company also agreed (i) to file, within 30 days of the Closing Date, a registration statement with the SEC, registering the resale of the shares of Common Stock issuable upon conversion of the Notes and (ii) if necessary to allow any of the Notes to be converted into shares of Common Stock in accordance with the rules of the NYSE, to seek stockholder approval for the issuance of such shares, including by filing a proxy statement by no later than April 30, 2024.

The Sponsor also entered into Amendment No. 9, for the limited purpose of agreeing to transfer certain Founder Shares owned by the Sponsor to the Wilson-Davis Sellers. The Sponsor agreed to transfer to the Wilson-Davis Sellers, at the Wilson-Davis Closing, Founder Shares having an aggregate value of $6 million, based on the VWAP of Quantum Common Stock for the five trading days immediately prior to the Wilson-Davis Closing, which resulted in the transfer of an aggregate of 885,010 Founder Shares at the Closing. From time to time prior to the six month anniversary of the Closing, the Sponsor may be required to transfer additional Founder Shares to the Wilson-Davis Sellers, as set forth in Amendment No. 9, provided that in no event will the Sponsor be required to transfer more than an aggregate of 2,500,000 Founder Shares (including the Founder Shares transferred at the Closing).

Convertible Note Financing

On February 9, 2024, the WDCO and Quantum entered into a securities purchase agreement (the “Purchase Agreement”) with Funicular Funds, LP, a Delaware limited partnership (“Funicular”), pursuant to which the Company sold and issued to Funicular, on that date, a secured convertible promissory note in the principal amount of $6,000,000 (the “Funicular Note”) for a purchase price of $6,000,000, in a private placement (the “Note Financing”). The proceeds raised in the Note Financing were used to pay a portion of the purchase price paid at Closing to the Wilson-Davis Sellers.

The Funicular Note has a stated maturity date of November 9, 2025. Interest accrues at a rate per annum equal to 12.5%, and is payable semi-annually on each June 30 and December 31. On each interest payment date, the accrued and unpaid interest shall, at the election of the Company in its sole discretion, be either paid in cash or paid in-kind by increasing the principal amount of the Funicular Note. In the event of an Event of Default (as defined in the Funicular Note), in addition to Funicular’s other rights and remedies, the interest rate would increase to 20% per annum. The Funicular Note is convertible, in whole or in part, into shares of Common Stock at the election of the holder at any time at an initial conversion price of $10.00 per share (the “Conversion Price”). The Conversion Price is subject to adjustment monthly to a price equal to the trailing five-day VWAP, subject to a floor of $2.00 per share (provided that if the Company sells stock at an effective price below $2.00 per share, such floor would be reduced to such effective price), and is subject to customary adjustments for stock dividends, stock splits, reclassifications and the like. The Company has the right to redeem the Funicular Note upon 30 days’ notice after the earlier of August 7, 2024 and the effectiveness of the Registration Statement (as defined in the Funicular Note), and Funicular would have the right to require the Company to redeem the Note in connection with a Change of Control (as defined in the Note), in each case for a price equal to 101% of the outstanding principal amount of the Note plus accrued and unpaid interest. The Funicular Note contains covenants which, among other things, limit the ability of the Company and its subsidiaries to incur additional indebtedness, incur additional liens and sell its assets or properties.

The Funicular Note is secured by a perfected security interest in substantially all of the existing and future assets of the Company and each Grantor (as defined in the Security Agreement, as defined below), including a pledge of all of the capital stock of each of the Grantors, subject to certain exceptions, as evidenced by (i) a security agreement, dated as of February 9, 2024 (the “Security Agreement”), entered into among the Company, each of the Company’s subsidiaries and Funicular, and (ii) a guaranty, dated as of February 9, 2024 (the “Guaranty”), executed by each of the Company’s subsidiaries pursuant to which each of them has agreed to guaranty the obligations of the Company under the Funicular Note and the other Loan Documents (as defined in the Funicular Note).

Pursuant to the Purchase Agreement, the Company agreed, among other things, that if the Funicular Note becomes convertible into a number of shares of Common Stock in excess of 19.9% of the Company’s total number of shares of Common Stock outstanding, to seek the approval of its stockholders for the issuance of all shares of Common Stock issuable upon conversion of the Funicular Note in excess of that amount, in accordance with the rules of the NYSE American. Also pursuant to the Purchase Agreement, at the Closing the Sponsor transferred 600,000 Founder Shares and 600,000 private placement warrants to Funicular, which transfers terminated Quantum’s obligation to issue shares to Funicular pursuant to the terms of the non-redemption agreement, dated August 1, 2023, between Quantum and Funicular and previously disclosed in the Proxy Statement/Prospectus.

In connection with the Note Financing, on February 9, 2024, the Company entered into a registration rights agreement with Funicular (the “Funicular Registration Rights Agreement”), pursuant to which the Company agreed, among other things, to file with the U.S. Securities and Exchange Commission within 15 days after the Closing Date a registration statement registering the resale of the shares of Common Stock issuable upon exercise of the Funicular Note (the “Funicular Registration Statement”), and the Company agreed to use its best efforts to have the Funicular Registration Statement declared effective as promptly as reasonably possible after the filing thereof, but in any event within 60 days of the Closing Date. If the registration statement is not filed within 30 days after the

Closing or is not declared effective by the applicable deadline set forth in the Registration Rights Agreement, or under certain other circumstances described in the Registration Rights Agreement, then the Company shall be obligated to pay to the Buyer an amount in cash equal to 5% of the original principal amount of the Note on a monthly basis until the applicable event giving rise to such payments is cured. The Funicular Registration Rights Agreement also provides that the Company is obligated to file additional registration statements under certain circumstances, and provides Funicular with customary “piggyback” registration rights.

Expense Settlements

In connection with the Closing, the Company and Chardan Capital Markets LLC (“Chardan”) agreed that the fee, in the amount of $7,043,750, payable by the Company to Chardan upon the Closing pursuant to the terms of the business combination marketing agreement entered into in connection with Quantum’s initial public offering, would be waived in exchange for the issuance by the Company to Chardan of a convertible promissory note in the aggregate principal amount of $4,150,000. Such note (the “Chardan Note”) was issued by the Company at the Closing.

The Chardan Note has a stated maturity date of February 9, 2028. Interest accrues at a rate per annum equal to 13%, and is payable quarterly on the first day of each calendar quarter. On each interest payment date, the accrued and unpaid interest shall, at the election of the Company, be either paid in cash or, subject to the satisfaction of certain conditions, in shares of Common Stock, at a rate equal to 85% of the VWAP for the trading day immediately prior to the applicable interest payment date. The Chardan Note is convertible, in whole or in part, into shares of Common Stock at the election of the holder at any time at a conversion price equal to 90% of the VWAP of the Common Stock for the trading day immediately preceding the applicable conversion date. In addition, on each conversion date the Company is required to pay to Chardan in cash (or, at the Company’s option and subject to certain conditions, a combination of cash and Common Stock) all accrued interest on the Chardan Note and all interest that would otherwise accrue on the amount of the Note being converted if such converted amount would be held to three years after the applicable conversion date. Conversion of the Chardan Note, including the issuance of shares to pay interest thereon, is limited to the extent that such conversion would result in Chardan (together with its affiliates and any other persons acting as a group together with Chardan or its affiliates) beneficially owning in excess of 9.99% of the outstanding shares of Common Stock outstanding immediately prior to such conversion. The conversion price applicable to the Chardan Note is subject to adjustment is subject to customary adjustments for stock dividends, stock splits, reclassifications and the like, and is subject to price-based adjustment, on a “full ratchet” basis, in the event of any issuances of Common Stock, or securities convertible, exercisable or exchangeable for, Common Stock at a price below the then-applicable conversion price (subject to certain exceptions). The Chardan Note is subject to a demand for immediate repayment in cash upon the occurrence of certain events of default specified therein.

Also on February 9, 2024, the Company entered into a registration rights agreement with Chardan (the “Chardan Registration Rights Agreement”), pursuant to which the Company agreed, among other things, to file with the U.S. Securities and Exchange Commission within 45 days after the Closing Date a registration statement registering the resale of the shares of Common Stock issuable upon exercise of the Chardan Note and to use its reasonable best efforts to have such registration statement declared effective as soon as possible after filing. If the registration statement is not filed within 45 days after the Closing or is not effective within a specified period after the Closing (or if effectiveness is subsequently suspended or terminated for at least 15 days, subject to certain exceptions), then the interest rate of the Chardan Note will increase by 2% for each week that such event continues. The Chardan Registration Rights Agreement also provides that the Company is obligated to file additional registration statements under certain circumstances, and provides Chardan with customary “piggyback” registration rights.

Also in connection with the Closing, the Company agreed to settle certain accrued expenses and other obligations to certain parties through the issuance of shares of Common Stock. Pursuant to such arrangements, the Company issued an aggregate of 2,201,010 shares of Common Stock in settlement of obligations in the aggregate amount of $5,448,933, including the issuance of 2,000,000 shares of Common Stock to Qvent, LLC, an affiliate of the Sponsor, in settlement of an aggregate of $4,633,833 advanced to Quantum through the Closing Date.

Indemnification Agreements

On the Closing Date, in connection with the Closing, the Company entered into indemnification agreements with each of its directors and executive officers, which provide for indemnification and advancements by the Company of certain expenses and costs under certain circumstances. The indemnification agreements provide that AtlasClear Holdings will indemnify each of its directors and executive officers against any and all expenses incurred by that director or executive officer because of his or her status as a director or officer of AtlasClear Holdings, to the fullest extent permitted by Delaware law, the Amended and Restated Charter (as defined below) and the Amended and Restated Bylaws (as defined below).

Assignment, Assumption and Amendment Agreement

On the Closing Date, the Company, AtlasClear Holdings and CST entered into that certain Assignment, Assumption and Amendment Agreement (the “New Warrant Agreement”). The New Warrant Agreement amends that certain Warrant Agreement, dated as of February 4, 2021, by and between the Company and CST (the “Existing Warrant Agreement”), to provide for the assignment by the Company of all its rights, title and interest in the warrants of the Company to AtlasClear Holdings. Pursuant to the New Warrant Agreement, all Company warrants under the Existing Warrant Agreement will no longer be exercisable for shares of Quantum Common Stock, but instead will be exercisable for shares of Common Stock.

WILSON-DAVIS & CO., INC
SUBSEQUENT EVENTS		NOTE 7 – SUBSEQUENT EVENTS On February 9, 2024, the Company was acquired by Atlas Clear Holding Corporation.